Note 10 - Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2017
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2018	342,406
2019	341,496
2020	341,496
2021	341,496
2022	341,496
Thereafter	15,026,024
Total	16,734,414